Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance, December 31, 2013 at Dec. 31, 2010	$ 28,429	$ 15,840	$ 487	$ (6,734)	$ 38,022
Balance, December 31, 2013 (in Shares) at Dec. 31, 2010	1,780,553
Net income		4,130			4,130
Comprehensive income			4,054		4,054
Expense related to stock options	59				59
Expense related to stock options (in Shares)	2,400
Common stock issuance	2,210				2,210
Common stock issuance (in Shares)	138,150
Dividend reinvestment and purchase plan	542				542
Dividend reinvestment and purchase plan (in Shares)	30,765
Cash dividends		(1,764)			(1,764)
Balance at Dec. 31, 2011	31,240	18,206	4,541	(6,734)	47,253
Balance (in Shares) at Dec. 31, 2011	1,951,868
Net income		6,281			6,281
Comprehensive income			850		850
Expense related to stock options	32				32
Expense related to stock options (in Shares)	1,722
Common stock issuance	2,329				2,329
Common stock issuance (in Shares)	196,635
Dividend reinvestment and purchase plan	694				694
Dividend reinvestment and purchase plan (in Shares)	31,538
Cash dividends		(2,002)			(2,002)
Balance at Dec. 31, 2012	34,295	22,485	5,391	(6,734)	55,437
Balance (in Shares) at Dec. 31, 2012	2,181,763
Net income		7,028			7,028
Comprehensive income			(7,628)		(7,628)
Common stock issuance	74				74
Common stock issuance (in Shares)	13,320
Dividend reinvestment and purchase plan	736				736
Dividend reinvestment and purchase plan (in Shares)	25,751
Stock options exercised	(126)	49			(77)
Stock options exercised (in Shares)	1,000				21,112
Cash dividends		(2,097)			(2,097)
Balance at Dec. 31, 2013	$ 34,979	$ 27,465	$ (2,237)	$ (6,734)	$ 53,473
Balance (in Shares) at Dec. 31, 2013	2,221,834